Annual Fund Operating Expenses - First Trust Mid Cap Value AlphaDEX Fund - First Trust Mid Cap Value AlphaDEX Fund	Dec. 01, 2020
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%